CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 35,240,787	$ 24,783,493	$ 15,344,290
Interest on debt instruments using the effective interest method	1,029,377	588,792	311,488
Total Interest on financial instruments using the effective interest method	36,270,164	25,372,285	15,655,778
Interest income on overnight and market funds	197,307	61,962	9,413
Interest and valuation on financial instruments	578,688	1,362,700	470,554
Total interest and valuation on financial instruments	37,046,159	26,796,947	16,135,745
Interest expenses	(16,668,295)	(8,442,470)	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	20,377,864	18,354,477	11,784,189
Credit impairment charges on loans, advances and financial leases, net	(7,461,479)	(3,721,353)	(2,521,178)
Credit (impairment) recovery for other financial instruments	(107)	(70,344)	100,648
Total credit impairment charges, net	(7,461,586)	(3,791,697)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	12,916,278	14,562,780	9,363,659
Fees and commissions income	7,080,878	6,370,526	5,293,804
Fees and commissions expenses	(3,097,280)	(2,590,166)	(1,860,683)
Total fees and commissions, net	3,983,598	3,780,360	3,433,121
Other operating income	3,979,650	2,053,435	2,022,141
Dividends and net income on equity investments	210,185	235,854	328,344
Total operating income, net	21,089,711	20,632,429	15,147,265
Operating expenses
Salaries and employee benefits	(5,350,234)	(4,417,656)	(3,782,596)
Other administrative and general expenses	(5,033,944)	(4,559,900)	(3,740,506)
Taxes other than income tax	(1,433,148)	(929,512)	(719,593)
Impairment, depreciation and amortization	(1,124,859)	(980,575)	(920,558)
Total operating expenses	(12,942,185)	(10,887,643)	(9,163,253)
Profit before income tax	8,147,526	9,744,786	5,984,012
Income tax	(1,932,555)	(2,748,421)	(1,776,225)
Net income	6,214,971	6,996,365	4,207,787
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490	4,086,795
Non-controlling interest	$ 98,035	$ 212,875	$ 120,992
Basic earnings per share to common shareholders, stated in units of pesos	$ 6,420	$ 7,113	$ 4,309
Diluted earnings per share to common shareholders, stated in units of pesos	$ 6,420	$ 7,113	$ 4,309
Commercial
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 17,277,481	$ 10,950,463	$ 6,073,718
Consumer
Interest on loans and financial leases
Total interest income on loans and financial leases	10,062,092	7,821,758	5,362,194
Small Business Loans [Member]
Interest on loans and financial leases
Total interest income on loans and financial leases	169,301	172,384	135,914
Mortgage
Interest on loans and financial leases
Total interest income on loans and financial leases	3,852,725	3,377,432	2,331,971
Financial Leases
Interest on loans and financial leases
Total interest income on loans and financial leases	$ 3,879,188	$ 2,461,456	$ 1,440,493